Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.	Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2020	2021
	(in thousands)

Computer and software	$998	$1,603
Furniture and office equipment	162	429
Leasehold improvements	263	2,271
Property and equipment, gross	1,423	4,303
Less: accumulated depreciation and amortization	(706)	(1,034)
Property and equipment, net	$717	$3,269

Depreciation and amortization expense were $171, $235 and $331 for the years ended December 31, 2019, 2020 and 2021, respectively. During the year ended December 31, 2021, the Company wrote-off $3 of fully depreciated assets.